MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity securities available-for-sale
Cost	$ 1,355	$ 85,815
Accumulated other-than-temporary impairment		(34,560)
Accumulated net unrealized (loss) gain	(670)	226
Fair value	685	51,481
Schedule of Equity Method Investments [Line Items]
Fair value of shares held	685	51,481
Impairment loss on shares held	0	9,425	0
Amount reclassified out of accumulated other comprehensive income into earnings in the period		9,425
Proceeds from sale of available-for-sale securities		0	0
Realized loss	3,355	0	0
Overseas Shipholding Group Inc [Member]
Equity securities available-for-sale
Fair value		49,900
Schedule of Equity Method Investments [Line Items]
Fair value of shares held		49,900
Impairment loss on shares held		9,400
Amount reclassified out of accumulated other comprehensive income into earnings in the period		2,600
Proceeds from sale of available-for-sale securities	46,547
Realized loss	$ 3,355